Distribution Date:	10/20/25	CSAIL 2017-CX10 Commercial Mortgage Trust
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2017-CX10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	5		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6-8
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Additional Information	9
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	10	Special Servicer	LNR Partners, Inc.
Bond / Collateral Reconciliation - Balances	11		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	12-16				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	17
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	18	Representations Reviewer
Principal Prepayment Detail	19		David Rodgers	(212) 310-9821
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	21		Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595JAA2	2.233900%	14,888,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12595JAC8	3.259400%	81,680,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12595JAL8	3.326900%	19,217,000.00	4,922,500.53	449,105.63	13,647.22	0.00	0.00	462,752.85	4,473,394.90	39.09%	30.00%
A-3	12595JAE4	3.397700%	143,190,000.00	55,656,431.82	0.00	157,586.55	0.00	0.00	157,586.55	55,656,431.82	39.09%	30.00%
A-4	12595JAG9	3.190800%	102,361,000.00	102,361,000.00	0.00	272,177.90	0.00	0.00	272,177.90	102,361,000.00	39.09%	30.00%
A-5	12595JAJ3	3.457800%	237,373,000.00	237,373,000.00	0.00	683,990.30	0.00	0.00	683,990.30	237,373,000.00	39.09%	30.00%
A-S	12595JAS3	3.669800%	93,014,000.00	93,014,000.00	0.00	284,452.31	0.00	0.00	284,452.31	93,014,000.00	24.92%	19.13%
B	12595JAU8	3.891600%	49,180,000.00	49,180,000.00	0.00	159,490.74	0.00	0.00	159,490.74	49,180,000.00	17.43%	13.38%
C	12595JAW4	4.273569%	31,004,000.00	31,004,000.00	0.00	110,414.77	0.00	0.00	110,414.77	31,004,000.00	12.70%	9.75%
D	12595JBA1	4.273569%	34,212,000.00	34,212,000.00	0.00	121,839.44	0.00	0.00	121,839.44	34,212,000.00	7.49%	5.75%
E	12595JBC7	3.351000%	17,106,000.00	17,106,000.00	0.00	47,768.50	0.00	0.00	47,768.50	17,106,000.00	4.89%	3.75%
F*	12595JBE3	4.273569%	8,553,000.00	8,553,000.00	0.00	30,459.86	0.00	0.00	30,459.86	8,553,000.00	3.58%	2.75%
NR	12595JBG8	4.273569%	23,521,491.00	23,521,491.00	0.00	79,438.60	0.00	0.00	79,438.60	23,521,491.00	0.00%	0.00%
Z	12595JCA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595JBJ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
UES-A	12652DAA5	4.027400%	89,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	55.49%
UES-B	12652DAE7	0.000000%	31,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	39.97%
UES-C	12652DAG2	0.000000%	36,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.55%
UES-D	12652DAJ6	0.000000%	43,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
STN-A	12652DAN7	3.944500%	21,070,000.00	21,070,000.00	0.00	69,258.85	0.00	0.00	69,258.85	21,070,000.00	63.92%	63.92%
STN-B	12652DAS6	4.246600%	19,810,000.00	19,810,000.00	0.00	70,104.29	0.00	0.00	70,104.29	19,810,000.00	30.00%	30.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹	Support¹

STN-C*	12652DAU1	4.286600%	17,520,000.00	17,520,000.00	0.00	62,584.36	0.00	0.00	62,584.36	17,520,000.00	0.00%	0.00%
Regular SubTotal			1,113,699,491.00	715,303,423.35	449,105.63	2,163,213.69	0.00	0.00	2,612,319.32	714,854,317.72

X-A	12595JAN4	0.839284%	691,723,000.00	493,326,932.35	0.00	345,034.43	0.00	0.00	345,034.43	492,877,826.72
X-B	12595JAQ7	0.234276%	80,184,000.00	80,184,000.00	0.00	15,654.34	0.00	0.00	15,654.34	80,184,000.00
X-E	12595JAY0	0.922569%	17,106,000.00	17,106,000.00	0.00	13,151.21	0.00	0.00	13,151.21	17,106,000.00
UES-X	12652DAC1	0.000000%	156,910,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-X	12652DAQ0	0.195706%	40,880,000.00	40,880,000.00	0.00	6,667.04	0.00	0.00	6,667.04	40,880,000.00
Notional SubTotal			986,803,000.00	631,496,932.35	0.00	380,507.02	0.00	0.00	380,507.02	631,047,826.72

Deal Distribution Total					449,105.63	2,543,720.71	0.00	0.00	2,992,826.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595JAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12595JAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12595JAL8	256.15343342	23.37022584	0.71016392	0.00000000	0.00000000	0.00000000	0.00000000	24.08038976	232.78320758
A-3	12595JAE4	388.68937649	0.00000000	1.10054159	0.00000000	0.00000000	0.00000000	0.00000000	1.10054159	388.68937649
A-4	12595JAG9	1,000.00000000	0.00000000	2.65900001	0.00000000	0.00000000	0.00000000	0.00000000	2.65900001	1,000.00000000
A-5	12595JAJ3	1,000.00000000	0.00000000	2.88150000	0.00000000	0.00000000	0.00000000	0.00000000	2.88150000	1,000.00000000
A-S	12595JAS3	1,000.00000000	0.00000000	3.05816662	0.00000000	0.00000000	0.00000000	0.00000000	3.05816662	1,000.00000000
B	12595JAU8	1,000.00000000	0.00000000	3.24300000	0.00000000	0.00000000	0.00000000	0.00000000	3.24300000	1,000.00000000
C	12595JAW4	1,000.00000000	0.00000000	3.56130725	0.00000000	0.00000000	0.00000000	0.00000000	3.56130725	1,000.00000000
D	12595JBA1	1,000.00000000	0.00000000	3.56130714	0.00000000	0.00000000	0.00000000	0.00000000	3.56130714	1,000.00000000
E	12595JBC7	1,000.00000000	0.00000000	2.79249971	0.00000000	0.00000000	0.00000000	0.00000000	2.79249971	1,000.00000000
F	12595JBE3	1,000.00000000	0.00000000	3.56130714	0.00000000	0.00000000	0.00000000	0.00000000	3.56130714	1,000.00000000
NR	12595JBG8	1,000.00000000	0.00000000	3.37727740	0.18402958	25.38385853	0.00000000	0.00000000	3.37727740	1,000.00000000
Z	12595JCA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595JBJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
UES-A	12652DAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
UES-B	12652DAE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
UES-C	12652DAG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
UES-D	12652DAJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
STN-A	12652DAN7	1,000.00000000	0.00000000	3.28708353	0.00000000	0.00000000	0.00000000	0.00000000	3.28708353	1,000.00000000
STN-B	12652DAS6	1,000.00000000	0.00000000	3.53883342	0.00000000	0.00000000	0.00000000	0.00000000	3.53883342	1,000.00000000
STN-C	12652DAU1	1,000.00000000	0.00000000	3.57216667	0.00000000	0.22201427	0.00000000	0.00000000	3.57216667	1,000.00000000

Notional Certificates
X-A	12595JAN4	713.18567165	0.00000000	0.49880433	0.00000000	0.00000000	0.00000000	0.00000000	0.49880433	712.53641518
X-B	12595JAQ7	1,000.00000000	0.00000000	0.19523022	0.00000000	0.00000000	0.00000000	0.00000000	0.19523022	1,000.00000000
X-E	12595JAY0	1,000.00000000	0.00000000	0.76880685	0.00000000	0.00000000	0.00000000	0.00000000	0.76880685	1,000.00000000
UES-X	12652DAC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
STN-X	12652DAQ0	1,000.00000000	0.00000000	0.16308806	0.00000000	0.00000000	0.00000000	0.00000000	0.16308806	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/25 - 09/30/25	30	0.00	13,647.22	0.00	13,647.22	0.00	0.00	0.00	13,647.22	0.00
A-3	09/01/25 - 09/30/25	30	0.00	157,586.55	0.00	157,586.55	0.00	0.00	0.00	157,586.55	0.00
A-4	09/01/25 - 09/30/25	30	0.00	272,177.90	0.00	272,177.90	0.00	0.00	0.00	272,177.90	0.00
A-5	09/01/25 - 09/30/25	30	0.00	683,990.30	0.00	683,990.30	0.00	0.00	0.00	683,990.30	0.00
X-A	09/01/25 - 09/30/25	30	0.00	345,034.43	0.00	345,034.43	0.00	0.00	0.00	345,034.43	0.00
X-B	09/01/25 - 09/30/25	30	0.00	15,654.34	0.00	15,654.34	0.00	0.00	0.00	15,654.34	0.00
X-E	09/01/25 - 09/30/25	30	0.00	13,151.21	0.00	13,151.21	0.00	0.00	0.00	13,151.21	0.00
A-S	09/01/25 - 09/30/25	30	0.00	284,452.31	0.00	284,452.31	0.00	0.00	0.00	284,452.31	0.00
B	09/01/25 - 09/30/25	30	0.00	159,490.74	0.00	159,490.74	0.00	0.00	0.00	159,490.74	0.00
C	09/01/25 - 09/30/25	30	0.00	110,414.77	0.00	110,414.77	0.00	0.00	0.00	110,414.77	0.00
D	09/01/25 - 09/30/25	30	0.00	121,839.44	0.00	121,839.44	0.00	0.00	0.00	121,839.44	0.00
E	09/01/25 - 09/30/25	30	0.00	47,768.50	0.00	47,768.50	0.00	0.00	0.00	47,768.50	0.00
F	09/01/25 - 09/30/25	30	0.00	30,459.86	0.00	30,459.86	0.00	0.00	0.00	30,459.86	0.00
NR	09/01/25 - 09/30/25	30	590,634.12	83,767.25	0.00	83,767.25	4,328.65	0.00	0.00	79,438.60	597,066.20
UES-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-X	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-A	09/01/25 - 09/30/25	30	0.00	69,258.85	0.00	69,258.85	0.00	0.00	0.00	69,258.85	0.00
STN-X	09/01/25 - 09/30/25	30	0.00	6,667.04	0.00	6,667.04	0.00	0.00	0.00	6,667.04	0.00
STN-B	09/01/25 - 09/30/25	30	0.00	70,104.29	0.00	70,104.29	0.00	0.00	0.00	70,104.29	0.00
STN-C	09/01/25 - 09/30/25	30	3,875.84	62,584.36	0.00	62,584.36	0.00	0.00	0.00	62,584.36	3,889.69
Totals			594,509.96	2,548,049.36	0.00	2,548,049.36	4,328.65	0.00	0.00	2,543,720.71	600,955.89

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12595JAA2	N/A	14,888,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (Exch)	N/A	N/A	14,888,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12595JAC8	N/A	81,680,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Exch)	N/A	N/A	81,680,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12595JAL8	3.326900%	19,217,000.00	4,922,500.53	449,105.63	13,647.22	0.00	0.00	462,752.85	4,473,394.90
A-SB (Exch)	N/A	N/A	19,217,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12595JAE4	3.397700%	143,190,000.00	55,656,431.82	0.00	157,586.55	0.00	0.00	157,586.55	55,656,431.82
A-3 (Exch)	N/A	N/A	143,190,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12595JAG9	3.190800%	102,361,000.00	102,361,000.00	0.00	272,177.90	0.00	0.00	272,177.90	102,361,000.00
A-4 (Exch)	N/A	N/A	102,361,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (Cert)	12595JAJ3	3.457800%	237,373,000.00	237,373,000.00	0.00	683,990.30	0.00	0.00	683,990.30	237,373,000.00
A-5 (Exch)	N/A	N/A	237,373,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12595JAN4	0.839284%	691,723,000.00	493,326,932.35	0.00	345,034.43	0.00	0.00	345,034.43	492,877,826.72
X-A (Exch)	N/A	N/A	691,723,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12595JAQ7	0.234276%	80,184,000.00	80,184,000.00	0.00	15,654.34	0.00	0.00	15,654.34	80,184,000.00
X-B (Exch)	N/A	N/A	80,184,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E (Cert)	12595JAY0	0.922569%	17,106,000.00	17,106,000.00	0.00	13,151.21	0.00	0.00	13,151.21	17,106,000.00
X-E (Exch)	N/A	N/A	17,106,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12595JAS3	3.669800%	93,014,000.00	93,014,000.00	0.00	284,452.31	0.00	0.00	284,452.31	93,014,000.00
B (Cert)	12595JAU8	3.891600%	49,180,000.00	49,180,000.00	0.00	159,490.74	0.00	0.00	159,490.74	49,180,000.00
B (Exch)	N/A	N/A	49,180,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12595JAW4	4.273569%	31,004,000.00	31,004,000.00	0.00	110,414.77	0.00	0.00	110,414.77	31,004,000.00
C (Exch)	N/A	N/A	31,004,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12595JBA1	4.273569%	34,212,000.00	34,212,000.00	0.00	121,839.44	0.00	0.00	121,839.44	34,212,000.00
D (Exch)	N/A	N/A	34,212,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12595JBC7	3.351000%	17,106,000.00	17,106,000.00	0.00	47,768.50	0.00	0.00	47,768.50	17,106,000.00
E (Exch)	N/A	N/A	17,106,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12595JBE3	4.273569%	8,553,000.00	8,553,000.00	0.00	30,459.86	0.00	0.00	30,459.86	8,553,000.00
F (Exch)	N/A	N/A	8,553,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12595JBG8	4.273569%	23,521,491.00	23,521,491.00	0.00	79,438.60	0.00	0.00	79,438.60	23,521,491.00
NR (Exch)	N/A	N/A	23,521,491.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Cert)	12595JCA0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-A (Cert)	12652DAA5	N/A	89,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
UES-A (Exch)	N/A	N/A	89,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-X (Cert)	12652DAC1	N/A	156,910,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-X (Exch)	N/A	N/A	156,910,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-B (Cert)	12652DAE7	N/A	31,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-B (Exch)	N/A	N/A	31,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-C (Cert)	12652DAG2	N/A	36,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-C (Exch)	N/A	N/A	36,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-D (Cert)	12652DAJ6	N/A	43,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
UES-D (Exch)	N/A	N/A	43,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-A (Cert)	12652DAN7	3.944500%	21,070,000.00	21,070,000.00	0.00	69,258.85	0.00	0.00	69,258.85	21,070,000.00
STN-A (Exch)	N/A	N/A	21,070,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-X (Cert)	12652DAQ0	0.195706%	40,880,000.00	40,880,000.00	0.00	6,667.04	0.00	0.00	6,667.04	40,880,000.00
STN-X (Exch)	N/A	N/A	40,880,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-B (Cert)	12652DAS6	4.246600%	19,810,000.00	19,810,000.00	0.00	70,104.29	0.00	0.00	70,104.29	19,810,000.00
STN-B (Exch)	N/A	N/A	19,810,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
STN-C (Cert)	12652DAU1	4.286600%	17,520,000.00	17,520,000.00	0.00	62,584.36	0.00	0.00	62,584.36	17,520,000.00
STN-C (Exch)	N/A	N/A	17,520,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			4,107,990,982.00	1,346,800,355.70	449,105.63	2,543,720.71	0.00	0.00	2,992,826.34	1,345,902,144.44
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	N/A	N/A	691,723,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	N/A	N/A	80,184,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	N/A	N/A	34,212,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	N/A	N/A	17,106,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	N/A	N/A	32,074,491.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-A	N/A	N/A	855,299,491.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-UESA	N/A	N/A	156,910,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-UESD	N/A	N/A	43,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-UES	N/A	N/A	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-STNA	N/A	N/A	40,880,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-STNC	N/A	N/A	17,520,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-STN	N/A	N/A	58,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,227,398,982.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 8 of 29

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	2,992,826.34
Pooled Available Funds	2,784,211.82
Y&L Towers Trust Subordinate Companion Loan Available Funds	0.00
Standard Highline Trust Subordinate Companion Loan Available Funds	208,614.53
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 9 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,556,929.10	Master Servicing Fee	3,615.31
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,642.09
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	298.04
ARD Interest	0.00	Operating Advisor Fee	1,066.99
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	257.29
Interest Reserve Withdrawal (Pooled)	0.00
Interest Reserve Withdrawal (Y&L Towers Non-Pooled)	0.00
Interest Reserve Withdrawal (Standard Highline Non-Pooled)	0.00
Total Interest Collected	2,556,929.10	Total Fees	8,879.72

Principal		Expenses/Reimbursements
Scheduled Principal	449,105.63	Reimbursement for Interest on Advances	6,772.01
Unscheduled Principal Collections		ASER Amount	(12,733.89)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,290.53
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	449,105.63	Total Expenses/Reimbursements	4,328.65

		Interest Reserve Deposit (Pooled)	0.00
		Interest Reserve Deposit (Y&L Towers Non-Pooled)	0.00
		Interest Reserve Deposit (Standard Highline Non-Pooled)	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,543,720.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	449,105.63
		Prepayment Penalties / Yield Maintenance	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,992,826.34
Total Funds Collected	3,006,034.73	Total Funds Distributed	3,006,034.71
© 2021 Computershare. All rights reserved. Confidential.			Page 10 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation				Certificate Reconciliation
	Pooled Collateral	Y&L Towers Trust	Standard Highline	Total		Total
		Subordinate	Trust Subordinate		Beginning Certificate Balance	715,303,423.35
		Companion Loan	Companion Loan
					(-) Principal Distributions	449,105.63
Beginning Scheduled Collateral Balance	656,903,423.55	0.00	58,400,000.00	715,303,423.55
					(-) Realized Losses	0.00
(-) Scheduled Principal Collections	449,105.63	0.00	0.00	449,105.63
					Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Unscheduled Principal Collections	0.00	0.00	0.00	0.00
					Current Period NRA¹	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	0.00	0.00
					Current Period WODRA¹	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	0.00	0.00
					Principal Used to Pay Interest	0.00
(-) Realized Losses from Collateral	0.00	0.00	0.00	0.00
					Non-Cash Principal Adjustments	0.00
(-) Other Adjustments²	0.00	0.00	0.00	0.00
					Certificate Other Adjustments**	0.00
					Ending Certificate Balance	714,854,317.72
Ending Scheduled Collateral Balance	656,454,317.92	0.00	58,400,000.00	714,854,317.92
Beginning Actual Collateral Balance	657,144,686.96	0.00	58,400,000.00	715,544,686.96
Ending Actual Collateral Balance	656,578,077.62	0.00	58,400,000.00	714,978,077.62

	NRA/WODRA Reconciliation				Under / Over Collateralization Reconciliation

	Non-Recoverable Advances (NRA) from		Workout Delayed Reimbursement of Advances
	Principal		(WODRA) from Principal		Beginning UC / (OC)	(0.20)
Beginning Cumulative Advances	0.00		0.00		UC / (OC) Change	0.00
Current Period Advances	0.00		0.00		Ending UC / (OC)	(0.20)
Ending Cumulative Advances	0.00		0.00		Net WAC Rate	0.00%
					UC / (OC) Interest	0.00

(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.						Page 11 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	51,250,762.85	7.81%	24	4.5420	NAP	Defeased	4	51,250,762.85	7.81%	24	4.5420	NAP
9,999,999 or less	6	30,193,829.02	4.60%	25	4.7247	1.939957	1.4999 or less	4	130,830,420.29	19.93%	11	4.2332	1.121405
10,000,000 to 19,999,999	5	68,942,615.12	10.50%	17	4.4313	2.137892	1.5000 to 1.7499	4	84,252,299.84	12.83%	24	4.0028	1.676702
20,000,000 to 29,999,999	4	99,792,691.60	15.20%	20	4.3305	2.197090	1.7500 to 1.9999	7	184,584,319.76	28.12%	22	4.0538	1.889851
30,000,000 to 49,999,999	6	235,807,987.33	35.92%	24	4.3883	1.676689	2.0000 to 2.9999	8	193,936,515.18	29.54%	23	4.6112	2.433604
50,000,000 to 69,999,999	3	170,466,432.00	25.97%	14	3.9149	1.953233	3.0000 or greater	1	11,600,000.00	1.77%	24	4.2100	3.860000
70,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	28	656,454,317.92	100.00%	20	4.2886	1.903809
Totals	28	656,454,317.92	100.00%	20	4.2886	1.903809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	14	51,250,762.85	7.81%	24	4.5420	NAP
							Defeased	14	51,250,762.85	7.81%	24	4.5420	NAP
California	2	80,000,000.00	12.19%	2	3.7138	1.450000
							Industrial	11	34,928,156.17	5.32%	25	4.3162	2.958349
Delaware	1	14,500,000.00	2.21%	25	4.5530	1.900000
							Lodging	1	45,000,000.00	6.86%	25	5.2838	2.430000
Georgia	3	8,918,998.75	1.36%	23	5.1701	2.385458
							Mixed Use	5	51,625,024.70	7.86%	18	4.1334	2.218599
Illinois	1	15,190,000.00	2.31%	(11)	5.0000	1.860000
							Mobile Home Park	1	14,500,000.00	2.21%	25	4.5530	1.900000
Indiana	3	6,433,729.74	0.98%	22	4.7043	2.295520
							Multi-Family	19	49,474,083.32	7.54%	22	4.8578	2.024126
Kentucky	2	3,088,088.39	0.47%	20	5.0100	2.100000
							Office	16	267,049,039.12	40.68%	16	4.1911	1.632356
Maryland	7	24,252,615.12	3.69%	24	4.3143	2.743560
							Other	1	57,000,000.00	8.68%	25	3.5100	1.880000
Michigan	4	17,628,205.90	2.69%	24	4.5244	2.410615
							Retail	4	85,627,251.76	13.04%	25	4.1446	1.816848
Minnesota	1	2,407,991.10	0.37%	25	4.3690	2.510000
							Totals	72	656,454,317.92	100.00%	20	4.2886	1.903809
New Jersey	2	20,984,649.68	3.20%	25	4.3690	2.510000

New York	7	195,738,485.84	29.82%	23	4.3059	1.883199

Ohio	13	68,424,626.66	10.42%	23	4.3240	1.691623

Pennsylvania	3	70,553,851.62	10.75%	25	4.1705	1.853300

South Carolina	1	4,317,313.44	0.66%	25	4.8450	2.190000

Tennessee	1	5,779,857.42	0.88%	25	4.3690	2.510000

Texas	4	15,973,393.85	2.43%	25	4.4560	2.149323

Washington	1	44,000,000.00	6.70%	25	4.1510	1.900000

Washington, DC	1	4,300,000.00	0.66%	25	4.6890	1.780000

West Virginia	1	2,711,747.55	0.41%	25	4.3690	2.510000

Totals	72	656,454,317.92	100.00%	20	4.2886	1.903809

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	51,250,762.85	7.81%	24	4.5420	NAP	Defeased	4	51,250,762.85	7.81%	24	4.5420	NAP
	3.9999% or less	5	175,862,752.58	26.79%	12	3.6749	1.741111	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	10	270,743,471.89	41.24%	25	4.2392	2.026516	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	4	65,117,313.44	9.92%	25	4.7026	1.356612	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	5	93,480,017.16	14.24%	18	5.1586	2.250277	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	28	656,454,317.92	100.00%	20	4.2886	1.903809	49 months or greater	24	605,203,555.07	92.19%	20	4.2671	1.906065
								Totals	28	656,454,317.92	100.00%	20	4.2886	1.903809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	51,250,762.85	7.81%	24	4.5420	NAP	Defeased	4	51,250,762.85	7.81%	24	4.5420	NAP
	60 months or less	24	605,203,555.07	92.19%	20	4.2671	1.906065	Interest Only	15	424,106,432.00	64.61%	19	4.2455	1.953165
61 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	9	181,097,123.07	27.59%	22	4.3176	1.795765
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	28	656,454,317.92	100.00%	20	4.2886	1.903809	Totals	28	656,454,317.92	100.00%	20	4.2886	1.903809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	51,250,762.85	7.81%	24	4.5420	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	21	507,483,134.78	77.31%	24	4.2954	2.031896
	13 months to 24 months	2	65,190,000.00	9.93%	(11)	4.0796	1.453496
	25 months or greater	1	32,530,420.29	4.96%	23	4.2016	0.850000
	Totals	28	656,454,317.92	100.00%	20	4.2886	1.903809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 16 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	10181312	Various Various		Various	Actual/360	4.369%	231,070.70	0.00	0.00	N/A	11/06/27	--	63,466,432.00	63,466,432.00	10/06/25
4	10181305	98	New York	NY	Actual/360	3.510%	166,725.00	0.00	0.00	N/A	11/06/27	--	57,000,000.00	57,000,000.00	10/06/25
5	10181037	OF	Los Angeles	CA	Actual/360	3.800%	158,333.33	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	10/06/25
6	10180784	RT	Whitehall	PA	Actual/360	4.056%	143,226.37	97,098.33	0.00	N/A	11/01/27	--	42,374,665.37	42,277,567.04	10/01/25
7	10183052	LO	New York	NY	Actual/360	5.284%	198,141.67	0.00	0.00	N/A	11/05/27	--	45,000,000.00	45,000,000.00	10/05/25
8	10183053	OF	Bellevue	WA	Actual/360	4.151%	152,203.33	0.00	0.00	11/07/27	01/30/33	--	44,000,000.00	44,000,000.00	10/07/25
9	10180523	OF	New York	NY	Actual/360	4.741%	165,935.00	0.00	0.00	N/A	11/06/27	--	42,000,000.00	42,000,000.00	10/06/25
10	10183054	OF	Cincinnati	OH	Actual/360	4.202%	114,123.09	64,125.17	0.00	N/A	09/05/27	--	32,594,545.46	32,530,420.29	08/05/25
11	10180248	OF	San Francisco	CA	Actual/360	3.570%	89,250.00	0.00	0.00	N/A	09/05/27	--	30,000,000.00	30,000,000.00	10/05/25
12	10183055	MF	Various	Various	Actual/360	5.010%	105,973.29	52,569.43	0.00	N/A	06/06/27	--	25,382,823.73	25,330,254.30	10/06/25
13	10183056	MU	Mount Kisco Bedford NY		Actual/360	3.780%	75,362.21	61,759.56	0.00	N/A	08/10/26	--	23,924,512.14	23,862,752.58	10/10/25
14	10183057	RT	Monroeville	PA	Actual/360	4.340%	96,357.22	42,865.23	0.00	N/A	10/06/27	--	26,642,549.95	26,599,684.72	10/06/25
15	10183058	Various Totowa		NJ	Actual/360	4.205%	89,078.77	41,811.40	0.00	N/A	10/05/27	--	25,420,813.20	25,379,001.80	10/05/25
16	10183059	OF	Various	OH	Actual/360	4.150%	83,000.00	0.00	0.00	N/A	11/06/27	--	24,000,000.00	24,000,000.00	10/06/25
18	10183060	OF	Lombard	IL	Actual/360	5.000%	63,291.67	0.00	0.00	N/A	11/06/24	--	15,190,000.00	15,190,000.00	11/06/24
19	10183061	RT	Bronx	NY	Actual/360	3.927%	49,087.50	0.00	0.00	11/05/27	11/05/32	--	15,000,000.00	15,000,000.00	10/05/25
20	10181230	MH	Dover	DE	Actual/360	4.553%	55,015.42	0.00	0.00	N/A	11/06/27	--	14,500,000.00	14,500,000.00	10/06/25
21	10183062	MU	Baltimore	MD	Actual/360	4.410%	46,587.86	24,353.42	0.00	N/A	10/06/27	--	12,676,968.54	12,652,615.12	10/06/25
22	10183063	IN	Various	MD	Actual/360	4.210%	40,696.67	0.00	0.00	N/A	10/06/27	--	11,600,000.00	11,600,000.00	10/06/25
23	10183064	MF	Bellingham	WA	Actual/360	4.870%	39,286.51	16,248.49	0.00	N/A	10/06/27	--	9,680,455.27	9,664,206.78	10/06/25
24	10183065	OF	Orlando	FL	Actual/360	4.450%	38,677.92	0.00	0.00	N/A	10/06/27	--	10,430,000.00	10,430,000.00	10/06/25
25	10183066	MF	Nederland	TX	Actual/360	4.365%	26,662.82	13,232.83	0.00	N/A	11/05/27	--	7,329,985.55	7,316,752.72	10/05/25
26	10183040	MH	Shallotte	NC	Actual/360	5.640%	27,231.31	16,342.02	0.00	N/A	11/06/27	--	5,793,896.29	5,777,554.27	10/06/25
27	10183044	MF	Tucker	GA	Actual/360	5.240%	27,158.75	9,797.41	0.00	N/A	11/06/27	--	6,219,560.27	6,209,762.86	10/06/25
28	10183038	MF	New York	NY	Actual/360	4.450%	23,362.50	0.00	0.00	N/A	11/05/27	--	6,300,000.00	6,300,000.00	10/05/25
29	10183067	MF	Columbia	SC	Actual/360	4.845%	17,467.10	8,902.34	0.00	N/A	11/05/27	--	4,326,215.78	4,317,313.44	10/05/25
30	10183068	MU	Washington	DC	Actual/360	4.689%	16,802.25	0.00	0.00	N/A	11/05/27	--	4,300,000.00	4,300,000.00	10/05/25
31	10183069	RT	El Paso	TX	Actual/360	5.180%	7,554.17	0.00	0.00	N/A	11/05/27	--	1,750,000.00	1,750,000.00	10/05/25
Totals							2,347,662.43	449,105.63	0.00				656,903,423.55	656,454,317.92
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	20,041,668.98	19,813,273.07	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,751,754.22	1,888,375.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	17,120,155.74	9,003,370.08	01/01/24	06/30/24	04/11/25	2,087,423.04	6,601.48	0.00	0.00	0.00	0.00
6	23,112,057.00	11,637,600.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	18,207,448.92	19,816,059.19	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	17,103,223.71	8,553,586.89	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,112,931.62	1,087,462.33	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,124,496.33	4,145,646.58	04/01/22	03/31/23	09/11/24	7,650,072.46	54,398.34	233,161.62	301,350.99	74,383.53	0.00
11	4,899,866.78	2,088,610.73	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	8,039,117.61	8,134,654.09	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,089,717.25	4,207,044.75	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	5,668,007.74	3,009,212.83	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	3,483,585.36	1,613,044.29	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,815,792.18	1,234,909.28	01/01/24	09/30/24	05/12/25	8,637,771.85	250,411.14	27,161.37	454,622.82	343,778.58	0.00
19	1,969,772.02	511,996.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,225,739.53	640,694.94	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,631,354.46	769,673.71	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,069,521.50	1,038,437.93	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	781,651.44	890,641.32	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,170,557.72	569,164.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	389,708.56	201,855.44	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	728,098.14	740,011.40	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	377,526.40	375,539.31	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	157,199.21	105,067.58	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	146,070,952.42	102,075,932.46				18,375,267.35	311,410.96	260,322.99	755,973.81	418,162.11	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	1	32,530,420.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288557%	4.273528%	20
09/17/25	0	0.00	0	0.00	1	32,594,545.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288598%	4.273569%	21
08/15/25	0	0.00	1	32,654,179.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288634%	4.273604%	22
07/17/25	1	32,713,563.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288670%	4.273640%	23
06/17/25	0	0.00	0	0.00	1	32,776,942.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288710%	4.273680%	24
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288744%	4.273715%	25
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288784%	4.273755%	26
03/17/25	1	42,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288818%	4.273789%	27
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288867%	4.273838%	28
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288900%	4.273872%	29
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288934%	4.273905%	30
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288972%	4.273943%	31
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	10183054	08/05/25	1	1	233,161.62	301,350.99	251,718.02	32,654,179.98	06/16/23	2
18	10183060	11/06/24	10	5	27,161.37	454,622.82	410,947.75	15,190,000.00	11/07/24	2
Totals					260,322.99	755,973.81	662,665.77	47,844,179.98
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		65,190,000	50,000,000	15,190,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		23,862,753	23,862,753	0		0
13 - 24 Months		184,186,183	151,655,763	32,530,420		0
25 - 36 Months		324,215,382	324,215,382	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		59,000,000	59,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	656,454,318	608,733,898	32,530,420	0	15,190,000	0
Sep-25	656,903,424	609,118,878	0	0	47,784,545	0
Aug-25	657,323,536	609,479,356	0	32,654,180	15,190,000	0
Jul-25	657,742,047	609,838,483	32,713,563	0	15,190,000	0
Jun-25	658,186,399	610,219,456	0	0	47,966,942	0
May-25	658,601,618	643,411,618	0	0	15,190,000	0
Apr-25	659,042,796	643,852,796	0	0	15,190,000	0
Mar-25	659,454,749	602,264,749	42,000,000	0	15,190,000	0
Feb-25	659,948,092	644,758,092	0	0	15,190,000	0
Jan-25	660,356,589	645,166,589	0	0	15,190,000	0
Dec-24	660,763,529	645,573,529	0	0	15,190,000	0
Nov-24	661,196,725	661,196,725	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	10181037	50,000,000.00	50,000,000.00	121,200,000.00	03/20/25	7,724,015.58	1.33000	06/30/24	11/06/24	I/O
10	10183054	32,530,420.29	32,654,179.98	39,200,000.00	07/26/24	3,283,096.58	0.85000	03/31/23	09/05/27	262
18	10183060	15,190,000.00	15,190,000.00	4,300,000.00	12/20/24	1,078,220.78	1.86000	09/30/24	11/06/24	I/O
Totals		97,720,420.29	97,844,179.98	164,700,000.00		12,085,332.94

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	10181037	OF	CA	09/09/24	2

10/14/2025 The asset transferred to Special Servicing on September 9, 2024 due to an Imminent Maturity Default. The loan matured November 6, 2024. A Pre Negotiation Agreement has been executed with Borrower and Guarantor. One

California is a 1.04 mi llion sqft Class A office building in the Bunker Hill district of Downtown Los Angeles. Current occupancyis 62.8%. DSCR is expected to be approx. 0.98x after Skadden departure. An Appraisal Reduction Event occurred and servicer obtained an appraisal whi ch indicated a value of $121.2 million. An ARA calculation has been posted. A Receiver was appointed by the court as of August 25, 2026. Receiver retained existing property manager and leasing agent.

Accretive leasing will be evaluated,utilizing leas ing reserves (not Master Servicer advances),with any eye towards stabilizing occupancy and maximizing value on a NPV basis. Exit strategies will be evaluated periodically. While a future foreclosure action maybe considered in the future, Special Service r will take into consideration local transfer tax implications. No Master Servicer advances are anticipated.
10	10183054	OF	OH	06/16/23	2

10/14/2025 The loan transferred to the Special Servicer on 6/16/23. The loan is secured by an office property in Cincinnati, OH and the capital stack includes a mezzanine loan. The property generated $4.1M of NOI as of YE24 and was 56%

occupied as of 1 2/2024. Lender has engaged counsel and will dual track foreclosure with workout discussions. Foreclosure was filed. Receiver was appointed, who has the authority to market and sell the property. The property is on the market for sale.

18	10183060	OF	IL	11/07/24	2

10/14/2025 The Loan was transferred to the Special Servicer on 11/07/2024 after the Borrower was unable to pay the Loan off at the 11/06/2024 maturity date. The collateral consists of a four-story, 174,098 SF office building located in

Lombard, IL, approximately 21 miles southwest of downtown Chicago, and was built/reno in 1980/2001-2003.Lender will dual track foreclosure/receivership action while continuing discussions with Borrower until a resolution is reached.

Transwestern has been appointed as co urtappointed receiver and is now in control of the Property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/15/22	0.00	272.04	0.00	0.00	0.00	0.00	0.00	0.00	5,440.77
		06/17/22	5,440.77	0.00	0.00	0.00	0.00	5,440.77	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			5,440.77	272.04	0.00	0.00	0.00	5,440.77	0.00	0.00	5,440.77

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	0.00	6,601.48	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	6,790.53	0.00	0.00	(55,290.10)	0.00	0.00	6,772.01	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	35,954.73	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,290.53	0.00	0.00	(12,733.89)	0.00	0.00	6,772.01	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,328.65

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the CSAIL 2017-CX10 Commercial Mortgage Trust

transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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